RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2026
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The scope of related parties is consistent with those that were defined in the Company's 2025 annual report on Form 20-F.
The Company's transactions with ANTA Sports and subsidiaries are comprised of the following:

	For the three months ended March 31,
In millions	2026	2025
Purchases of goods and services from ANTA Sports and subsidiaries	$14.5	$9.6
Sales of goods and services to ANTA Sports and subsidiaries	11.2	7.4
Sales to ANTA Sports are generally based on the same terms and conditions that apply to sales to third parties.
The following balances are outstanding at the end of the respective reporting periods in relation to transactions with related parties (except for key management personnel):

In millions	March 31, 2026	December 31, 2025
ANTA Sports and subsidiaries
Current payables	$20.2	$17.9
Current receivables	8.5	7.6
Entity controlled by a member of the board of directors of Amer Sports, Inc.
Right-of-use asset / Lease liability	0.6	0.7
Current payables to and receivables from ANTA Sports and subsidiaries have a short-term maturity, are interest free and are not secured.
On March 20, 2026, Amer Sports Canada Inc., our wholly owned subsidiary, entered into an agreement to rent approximately 21,100 square feet of office space in Vancouver, British Columbia, at a rate of approximately $0.6 million to $0.8 million per year from Low Tide Properties Ltd. Chip Wilson, a director of the Company, controls Low Tide Properties Ltd. The lease commences on October 18, 2026, and expires on May 31, 2033, with an option to extend the term for an additional five years.